Provisions and Contingencies - Additional Information (Detail) ₱ in Thousands			12 Months Ended
	Jul. 03, 2017 Worker	Jul. 23, 2014 PHP (₱)	Dec. 31, 2020 PHP (₱)
Digitel Mobile Philippines, Inc. [Member] | City Of Trece Martires
Disclosure Of Contingent Liabilities [Line Items]
Provision of ordinance imposing fee			₱ 150
A Ce S Philippines
Disclosure Of Contingent Liabilities [Line Items]
Deficiency basic withholding tax		₱ 87,000
Payment for compromise of tax liabilities			27,000
Eastern telecommunications philippines inc [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims			2,900,000
DOLE [Member]
Disclosure Of Contingent Liabilities [Line Items]
Number of workers order | Worker	7,344
Monetary liability			51,800
PLDT [Member] | Top of range [member]
Disclosure Of Contingent Liabilities [Line Items]
Maximum amount of arbitration of collating claims			₱ 2,800,000